Financial income (expense) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Interest income	$ 130	$ 273
Interest expense:
Interest expense	(7,259)	(5,582)
Commitment fees	(264)	(301)
Amortization of debt issuance cost and fair value of debt assumed	(213)	(523)
Total interest expense	(7,736)	(6,406)
Gain (loss) on derivative instruments	663	335
Other items, net:
Foreign exchange gain (loss)	(133)	(335)
Bank charges, fees and other	(23)	(80)
Withholding tax on interest expense and other	(646)	(622)
Total other items, net	(802)	(1,037)
Total financial income (expense), net	$ (7,745)	$ (6,835)